Contingent Liabilities (Details) ₪ in Millions	12 Months Ended
	Dec. 31, 2018 ILS (₪)
Disclosure of contingent liabilities in business combination [line items]
Balance of provisions	₪ 169
Amount of additional exposure	5,127
Amount of exposure for claims for which the amount of exposure cannot be assessed	4,561
Customer claims [Member]
Disclosure of contingent liabilities in business combination [line items]
Balance of provisions	134
Amount of additional exposure	4,954
Amount of exposure for claims for which the amount of exposure cannot be assessed	730	[1]
Claims by enterprises and companies [Member]
Disclosure of contingent liabilities in business combination [line items]
Balance of provisions	4
Amount of additional exposure	13	[2]
Amount of exposure for claims for which the amount of exposure cannot be assessed	3,822	[2],[3]
Claims of employees and former employees of Group companies [Member]
Disclosure of contingent liabilities in business combination [line items]
Balance of provisions
Amount of additional exposure	3
Amount of exposure for claims for which the amount of exposure cannot be assessed
Claims by the State and authorities [Member]
Disclosure of contingent liabilities in business combination [line items]
Balance of provisions	31
Amount of additional exposure	21
Amount of exposure for claims for which the amount of exposure cannot be assessed
Supplier and communication provider claims [Member]
Disclosure of contingent liabilities in business combination [line items]
Balance of provisions
Amount of additional exposure	65
Amount of exposure for claims for which the amount of exposure cannot be assessed	9
Claims for punitive damages, real estate and infrastructure [Member]
Disclosure of contingent liabilities in business combination [line items]
Balance of provisions
Amount of additional exposure	71
Amount of exposure for claims for which the amount of exposure cannot be assessed

[1]	Including exposure in the amount of NIS 300 against a subsidiary and against four additional defendants.
[2]	Including exposure of NIS 2 billion for a motion for certification as a class action filed by a shareholder against Bezeq and officers in Bezeq, referring to alleged reporting omissions by Bezeq regarding the wholesale market and the reduction of interconnect fees, which the plaintiff estimates at NIS 1.1 billion or NIS 2 billion (depending on the method used to calculate the damage). On August 27, 2018, the court certified the claim as a class action. On October 28, 2018, Bezeq filed a motion for a rehearing of the certification ruling. Subsequently, the court decided to stay the proceedings until a ruling is made on the motion for a rehearing.
[3]	Two motions for certification of a class action seeking a total of NIS 1.8 billion, filed in June 2017 against Bezeq, officers in the Bezeq Group, B Communications and companies in the group of our controlling shareholders regarding the transaction relating to Bezeq's acquisition of DBS shares from Eurocom DBS Ltd. In accordance with the court's decision, a joint motion is expected to be filed instead of these two motions. The proceeding was stayed due to the investigation. The court approved the request of the Attorney General to inform the court by October 31, 2019, of the continued conduct of the proceedings in view of the ongoing investigation.